UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22423

ORACLE FAMILY OF FUNDS

 (Exact name of registrant as specified in charter)

182 Island Blvd., FL, Fox Island, WA  98333

 (Address of principal executive offices)

(Zip code)

Laurence I. Balter

Oracle Investment Research

182 Island Blvd., FL, Fox Island, WA  98333

 (Name and address of agent for service)

Registrant's telephone number, including area code: (253) 303-0164

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Oracle Mutual Fund
Schedule of Investments
May 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 98.99%

Agriculture Chemicals - 14.13%
6,500	Agrium, Inc.	$ 572,390
12,200	Potash Corp.	690,520
10,500	Yara International ASA	632,415
		1,895,325
Chemicals & Allied Products - 4.81%
6,943	Basf SE ADR	645,491

Crude Petroleum & Natural Gas - 9.97%
1,000	Pioneer Natural Resources	91,820
19,000	Stone Energy Corp. *	612,940
24,000	Talisman Energy, Inc.	508,080
500	Cnooc Ltd.	125,290
		1,338,130
Metal Mining - 18.20%
7,130	Cliffs Natural Resources, Inc.	646,691
10,000	Freeport McMoran Copper & Gold, Inc.	516,400
19,000	Vale S.A. ADR	612,940
9,500	Rio Tinto PLC	666,140
		2,442,171
Mining Quarrying of Non-Metallic Minerals - 4.94%
12,600	Teck Resources Ltd.	662,382

Oil & Gas Filed Machinery & Equipment - 1.38%
2,500	Baker Hughes, Inc.	184,825

Oil Company-Exploration & Production - 5.67%
73,400	OGX Petroleo E Gas Participacoes *	761,158

Oil Company-Integrated - 1.20%
2,500	Lukoil Oil Co.	160,750

Oil, Gas Field Services, NEC - 5.91%
3,000	Halliburton Co.	150,450
7,500	Schlumberger Ltd.	642,900
		793,350
Petroleum Refining - 6.19%
7,500	BP Plc. ADR	346,800
4,000	Suncor Energy Co.	167,600
4,000	Hess Corp.	316,120
		830,520
Radio Telephone Communications - 4.23%
13,000	NII Holdings, Inc. *	567,580

Railroads, Line-Hauling Operating - 0.85%
1,800	Canadian Pacific Railways Co.	114,318

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.07%
5,500	Raytheon Co.	277,090

Semiconductors & Related Devices - 7.37%
42,000	GT Solar International, Inc. *	535,920
75,000	Ja Solar Holdings Co. Ltd. *	452,250
		988,170
Services-Business Services - 3.42%
8,000	Accenture PLC Class-A	459,120

Special Industry Machinery, NEC - 5.58%
13,000	Veeco Instruments, Inc. *	748,670

Telephone Communications (No Radio) - 3.07%
9,000	China Mobile Ltd.	411,930

TOTAL FOR COMMON STOCKS (Cost $13,304667) - 98.99%		$ 13,280,980

SHORT TERM INVESTMENTS - 1.48%
198,993	Huntington Money Market Fund IV 0.01% ** (Cost $198,993)	198,993

TOTAL INVESTMENTS (Cost $13,503,660) - 100.47%		$ 13,479,973

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.47%)		(63,115)

NET ASSETS - 100.00%		$ 13,416,858

ADR - American Depository Receipts.
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2011.

NOTES TO FINANCIAL STATEMENTS
Oracle Mutual Fund
1. SECURITY TRANSACTIONS
At May 31, 2011 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $13,503,660 amounted to $23,688, which consisted of aggregate gross unrealized appreciation of $393,655 and aggregate gross unrealized depreciation of $417,343.

2. SECURITY VALUATION
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a reoccurring basis is as follows:
Money market securities are valued at net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Securities traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Lacking a last sale price or Official Closing Price, an equity security is generally valued by the pricing service at its last bid price.  Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When the security is not considered to be part of an active market or when the security is valued at a bid price, the position is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust and are categorized in level 2 or 3, as appropriate.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on the yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.  Generally, fixed income securities are categorized as level 2.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.  Methods that are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on the other markets, exchanges or among dealers); or (iii) yield to maturity will respect to debt issues, or a combination or these are other methods.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2011:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$13,280,980	$0	$0	$13,280,980
Exchange Traded Funds	$0	$0	$0	$0
Preferred Stocks	$0			$0
Cash Equivalents	$198,993	$0	$0	$198,993
Total	$13,479,973	$0	$0	$13,479,973

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ORACLE FAMILY OF FUNDS

By /s/ Laurence I. Balter

     Laurence I. Balter

     President

Date July 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laurence I. Balter

     Laurence I. Balter

     President

Date July 28, 2011